Deferred income tax and social contribution (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Deferred Income Tax And Social Contribution
Losses carried forward – income tax and social contribution		R$ 225,882	R$ 219,876
Temporary differences:
Provision for legal and administrative proceedings		381,865	330,627
Provision for expected credit losses		220,911	257,529
Lease of LT Amazonas infrastructure		34,657	32,377
Deferred income tax on accounting adjustments:
Profit sharing		49,989	40,177
Taxes with enforceability suspended	[1]	711,897	437,950
Amortized Goodwill – TIM Fiber	[2]	34,560	34,560
Derivative financial instruments		161,174	143,948
Capitalized interest - 4G and 5G		281,468	233,433
Deemed cost – TIM S.A.		(32,177)	(42,617)
Adjustments related to IFRS 16	[3]	596,495	369,521
Accelerated depreciation	[4]	(715,041)	(466,863)
Fair value adjustment I–Systems (former FiberCo)	[5]	249,477	249,477
Impairment loss	[6]	557,932
Amortization of surplus		45,591
Other		146,218	19,729
Total deferred taxes - Assets		1,497,540	536,888
Deferred income tax and social contribution on tax losses and negative bases not recognized yet		(129,954)
Deferred active tax portion		R$ 1,367,586	R$ 536,888

[1]	Mainly represented by the Fistel fee (TFF) for the financial years 2020, 2021 and 2022, the TFF referring to Cozani's 2022 financial year is also added. The Operating Inspection Fee (TFF) for the years 2020, 2021 and 2022 of TIM S.A. and TFF for 2022 of Cozani had its payments suspended by virtue of an injunction and, therefore, still do not have a specific date for payment. See Note 22 for details.
[2]	Represented by the goodwill on the business combination of companies TIM Fiber RJ and SP acquired by TIM in 2012, partially realized in November 2021 after the completion of the transaction for the sale of 51% of the equity interest in I-Systems to IHS, as described in Note 1.
[3]	Represents the addition of new contracts, mainly due to the acquisition of Cozani. The temporary difference of the IFRS 16 contracts is due to the difference in the timing of recognition of the accounting and tax expense, under the terms of the current legislation.
[4]	As of the 1Q20, TIM S.A. excludes the portion of acceleration of depreciation of movable assets belonging to property, plant and equipment from the calculation basis of the IRPJ and CSLL, due to their uninterrupted use in three operating shifts, supported by technical expert report, as provided for in Article 323 of the RIR/2018, or by the adequacy to the tax depreciation provided for in IN 1700/2017. Such tax adjustment generated a deferred liability of R$ 663 million until December 31, 2022 (R$ 467 million up to December 31, 2021) and applied as of January 1, 2020.
[5]	Refers to deferred charges on the fair value of the non-majority interest calculated in the sale transaction described in Note 1 that took place in November 2021 between TIM S.A. and IHS Fiber Brasil - Cessão de Infraestruturas Ltda.
[6]	Represents the deferred charges constituted, mainly due to the impairment of tangible assets, onerous capacity contracts and deferred taxes, recorded by subsidiary Cozani.